Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 12, 2026
Registrant Name	NIQ Global Intelligence plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-42763
Entity Address, Address Line One	200 West Jackson Boulevard
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	583-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value $0.00001 per share
Trading Symbol	NIQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0002054696
Amendment Flag	false